Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) bps	Oct. 31, 2019 CAD ($) bps
Corporate equity [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,903	$ 1,984
Corporate equity [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	5x	5x
Corporate equity [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	17x	16x
Loan [Member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,945	$ 1,736
Loan [Member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	65	70
Loan [Member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values | bps	141	115
NHA MBS US Agency MBS And CMO [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 803	$ 538
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	(4.93)	(5.91)
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	6.00%	2.00%
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	5.74	8.57
NHA MBS US Agency MBS And CMO [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	62.00%	30.00%